RELATED PARTY TRANSACTIONS AND BALANCES (Details 2) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Statement [Line Items]
Salaries And Benefits	$ 273	$ 289	$ 886	$ 869
Office And Miscellaneous	308	391	1,266	1,008
Oniva International Services Corp. [Member]
Statement [Line Items]
Salaries And Benefits	235	240	731	729
Office And Miscellaneous	95	107	342	364
Total Cost	$ 330	$ 347	$ 1,073	$ 1,093